Vanguard® Intermediate-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.8%)
U.S. Government Securities (99.8%)
United States Treasury Note/Bond	2.000%	5/31/24	38,445	40,391
United States Treasury Note/Bond	2.000%	6/30/24	47,347	49,781
United States Treasury Note/Bond	1.750%	7/31/24	3,510	3,667
United States Treasury Note/Bond	2.375%	8/15/24	160,272	170,640
United States Treasury Note/Bond	1.250%	8/31/24	116,505	119,836
United States Treasury Note/Bond	1.875%	8/31/24	82,905	86,947
United States Treasury Note/Bond	1.500%	9/30/24	121,034	125,497
United States Treasury Note/Bond	2.125%	9/30/24	49,501	52,355
United States Treasury Note/Bond	1.500%	10/31/24	133,944	138,883
United States Treasury Note/Bond	2.250%	10/31/24	54,050	57,420
United States Treasury Note/Bond	2.250%	11/15/24	170,141	180,855
United States Treasury Note/Bond	7.500%	11/15/24	6,573	8,175
United States Treasury Note/Bond	1.500%	11/30/24	105,015	108,920
United States Treasury Note/Bond	2.125%	11/30/24	76,230	80,720
United States Treasury Note/Bond	1.750%	12/31/24	94,215	98,572
United States Treasury Note/Bond	2.250%	12/31/24	76,990	81,922
United States Treasury Note/Bond	1.375%	1/31/25	110,045	113,656
United States Treasury Note/Bond	2.500%	1/31/25	37,185	39,939
United States Treasury Note/Bond	2.000%	2/15/25	136,463	144,096
United States Treasury Note/Bond	7.625%	2/15/25	3,300	4,164
United States Treasury Note/Bond	1.125%	2/28/25	124,055	126,943
United States Treasury Note/Bond	2.750%	2/28/25	76,658	83,114
United States Treasury Note/Bond	0.500%	3/31/25	96,300	96,270
United States Treasury Note/Bond	2.625%	3/31/25	60,157	64,998
United States Treasury Note/Bond	0.375%	4/30/25	178,760	177,671
United States Treasury Note/Bond	2.875%	4/30/25	24,274	26,493
United States Treasury Note/Bond	2.125%	5/15/25	172,560	183,318
United States Treasury Note/Bond	0.250%	5/31/25	175,415	173,277
United States Treasury Note/Bond	2.875%	5/31/25	56,680	61,914
United States Treasury Note/Bond	0.250%	6/30/25	160,305	158,201
United States Treasury Note/Bond	2.750%	6/30/25	54,225	59,004
United States Treasury Note/Bond	0.250%	7/31/25	83,100	81,905
United States Treasury Note/Bond	2.875%	7/31/25	153,355	167,780
United States Treasury Note/Bond	2.000%	8/15/25	99,760	105,590
United States Treasury Note/Bond	6.875%	8/15/25	23,898	30,089
United States Treasury Note/Bond	0.250%	8/31/25	156,575	154,104
United States Treasury Note/Bond	2.750%	8/31/25	69,445	75,652
United States Treasury Note/Bond	0.250%	9/30/25	82,910	81,511
United States Treasury Note/Bond	3.000%	9/30/25	59,245	65,234
United States Treasury Note/Bond	0.250%	10/31/25	66,809	65,588
United States Treasury Note/Bond	3.000%	10/31/25	74,440	82,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.250%	11/15/25	171,380	183,323
	United States Treasury Note/Bond	0.375%	11/30/25	166,780	164,487
	United States Treasury Note/Bond	2.875%	11/30/25	72,145	79,157
	United States Treasury Note/Bond	0.375%	12/31/25	44,535	43,860
	United States Treasury Note/Bond	2.625%	12/31/25	59,920	65,135
	United States Treasury Note/Bond	0.375%	1/31/26	61,205	60,201
	United States Treasury Note/Bond	2.625%	1/31/26	77,330	84,096
	United States Treasury Note/Bond	1.625%	2/15/26	177,520	184,787
	United States Treasury Note/Bond	0.500%	2/28/26	142,110	140,467
	United States Treasury Note/Bond	2.500%	2/28/26	425	460
	United States Treasury Note/Bond	0.750%	3/31/26	67,880	67,816
	United States Treasury Note/Bond	2.250%	3/31/26	101,125	108,283
	United States Treasury Note/Bond	0.750%	4/30/26	47,260	47,186
	United States Treasury Note/Bond	2.375%	4/30/26	76,425	82,324
	United States Treasury Note/Bond	1.625%	5/15/26	176,645	183,794
[1]	United States Treasury Note/Bond	0.750%	5/31/26	98,860	98,613
	United States Treasury Note/Bond	2.125%	5/31/26	54,973	58,546
	United States Treasury Note/Bond	1.875%	6/30/26	66,300	69,781
	United States Treasury Note/Bond	1.875%	7/31/26	117,475	123,624
	United States Treasury Note/Bond	1.500%	8/15/26	196,842	203,270
	United States Treasury Note/Bond	6.750%	8/15/26	5,954	7,738
	United States Treasury Note/Bond	1.375%	8/31/26	21,910	22,482
	United States Treasury Note/Bond	1.625%	9/30/26	50,249	52,188
	United States Treasury Note/Bond	1.625%	10/31/26	128,175	133,042
	United States Treasury Note/Bond	2.000%	11/15/26	176,425	186,597
	United States Treasury Note/Bond	6.500%	11/15/26	8,000	10,372
	United States Treasury Note/Bond	1.625%	11/30/26	69,290	71,921
	United States Treasury Note/Bond	1.750%	12/31/26	45,660	47,686
	United States Treasury Note/Bond	1.500%	1/31/27	74,515	76,739
	United States Treasury Note/Bond	2.250%	2/15/27	165,162	176,878
	United States Treasury Note/Bond	6.625%	2/15/27	3,015	3,964
	United States Treasury Note/Bond	1.125%	2/28/27	69,329	69,871
	United States Treasury Note/Bond	0.625%	3/31/27	86,900	85,040
	United States Treasury Note/Bond	0.500%	4/30/27	100,935	97,860
	United States Treasury Note/Bond	2.375%	5/15/27	181,770	195,914
	United States Treasury Note/Bond	0.500%	5/31/27	103,895	100,567
	United States Treasury Note/Bond	0.500%	6/30/27	100,435	97,077
	United States Treasury Note/Bond	0.375%	7/31/27	144,315	138,204
	United States Treasury Note/Bond	2.250%	8/15/27	159,634	170,783
	United States Treasury Note/Bond	6.375%	8/15/27	3,000	3,956
	United States Treasury Note/Bond	0.500%	8/31/27	135,905	130,893
	United States Treasury Note/Bond	0.375%	9/30/27	135,340	129,102
	United States Treasury Note/Bond	0.500%	10/31/27	96,855	92,966
	United States Treasury Note/Bond	2.250%	11/15/27	166,950	178,506
	United States Treasury Note/Bond	6.125%	11/15/27	11,800	15,475
	United States Treasury Note/Bond	0.625%	11/30/27	134,275	129,722
	United States Treasury Note/Bond	0.625%	12/31/27	90,917	87,692
	United States Treasury Note/Bond	0.750%	1/31/28	103,990	101,000
	United States Treasury Note/Bond	2.750%	2/15/28	115,665	127,286
	United States Treasury Note/Bond	1.125%	2/29/28	150,305	149,483
	United States Treasury Note/Bond	1.250%	3/31/28	111,010	111,114
	United States Treasury Note/Bond	1.250%	4/30/28	115,748	115,748
	United States Treasury Note/Bond	2.875%	5/15/28	117,957	130,766
[1]	United States Treasury Note/Bond	1.250%	5/31/28	136,905	136,798
	United States Treasury Note/Bond	2.875%	8/15/28	170,733	189,380
	United States Treasury Note/Bond	5.500%	8/15/28	52,837	68,267
	United States Treasury Note/Bond	3.125%	11/15/28	176,278	198,808
	United States Treasury Note/Bond	5.250%	11/15/28	27,450	35,149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.625%	2/15/29	170,875	186,601
	United States Treasury Note/Bond	5.250%	2/15/29	33,007	42,404
	United States Treasury Note/Bond	2.375%	5/15/29	186,004	199,606
	United States Treasury Note/Bond	1.625%	8/15/29	156,588	158,937
	United States Treasury Note/Bond	6.125%	8/15/29	17,520	23,994
	United States Treasury Note/Bond	1.750%	11/15/29	149,705	153,260
	United States Treasury Note/Bond	1.500%	2/15/30	188,073	188,132
	United States Treasury Note/Bond	0.625%	5/15/30	243,715	225,170
	United States Treasury Note/Bond	6.250%	5/15/30	5,000	7,013
	United States Treasury Note/Bond	0.625%	8/15/30	266,300	245,038
	United States Treasury Note/Bond	0.875%	11/15/30	254,210	238,679
	United States Treasury Note/Bond	1.125%	2/15/31	289,435	277,134
	United States Treasury Note/Bond	1.625%	5/15/31	105,850	106,065
Total U.S. Government and Agency Obligations (Cost $11,710,056)					11,805,404
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $13,410)	0.055%		134,101	13,410
Total Investments (99.9%) (Cost $11,723,466)					11,818,814
Other Assets and Liabilities—Net (0.1%)					16,341
Net Assets (100%)					11,835,155
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	11,805,404	—	11,805,404
Temporary Cash Investments	13,410	—	—	13,410
Total	13,410	11,805,404	—	11,818,814